UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21745
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (ETW) Semiannual Report June 30, 2011

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay quarterly cash distributions equal to $0.3024 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2011
Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	23

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2011
Performance
Portfolio Managers Walter A. Row, III, CFA, CMT; Thomas Seto; David Stein, Ph.D

New York Stock Exchange (NYSE) Symbol
Inception Date (9/30/05)	ETW

% Average Annual Total Returns at net asset value (NAV)

Six Months	5.48
One Year	28.43
Five Years	5.29
Since Inception	5.52

% Average Annual Total Returns at market price, NYSE

Six Months	3.98
One Year	19.96
Five Years	3.90
Since Inception	3.74

% Premium/Discount to NAV (6/30/11)	-9.34

Distributions

Total Distributions per share (12/31/10 — 6/30/11)	$0.605
Distribution Rate at NAV[1]	9.04%
Distribution Rate at market price[1]	9.97%

Comparative Performance[2]	% Return

S&P 500 Index

Six Months	6.02
One Year	30.69
Five Years	2.94
Since Inception (9/30/05)	3.40

CBOE S&P 500 BuyWrite Index

Six Months	2.42
One Year	19.52
Five Years	2.32
Since Inception (9/30/05)	2.49

CBOE NASDAQ-100 BuyWrite Index

Six Months	-0.78
One Year	17.43
Five Years	1.30
Since Inception (9/30/05)	0.96

FTSE Eurotop 100 Index

Six Months	10.33
One Year	35.62
Five Years	2.53
Since Inception (9/30/05)	4.59
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2011
Fund Profile
Top 10 Holdings (% of total investments)3

Apple, Inc.	4.0
Microsoft Corp.	2.6
Oracle Corp.	1.9
QUALCOMM, Inc.	1.5
Google, Inc., Class A	1.5
Nestle SA	1.5
Intel Corp.	1.4
Exxon Mobil Corp.	1.3
Siemens AG	1.2
Cisco Systems, Inc.	1.1

Total % of total investments	18.0

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2011
Endnotes and Additional Disclosures
1.	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

2.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

3.	Depictions do not reflect the Fund’s options positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value

Aerospace & Defense — 1.2%

European Aeronautic Defence & Space Co.	56,122	$1,878,267
General Dynamics Corp.	33,624	2,505,660
Honeywell International, Inc.	59,872	3,567,773
Raytheon Co.	74,944	3,735,958
Rockwell Collins, Inc.	25,533	1,575,131
Rolls-Royce Holdings PLC(1)	272,487	2,821,848
Textron, Inc.	29,211	689,672

		$16,774,309

Air Freight & Logistics — 0.7%

CH Robinson Worldwide, Inc.	56,332	$4,441,215
Deutsche Post AG	82,457	1,585,207
Expeditors International of Washington, Inc.	73,976	3,786,831

		$9,813,253

Airlines — 0.1%

International Consolidated Airlines Group SA(1)	483,403	$1,973,261

		$1,973,261

Auto Components — 0.7%

Aisin Seiki Co., Ltd.	10,200	$394,694
Compagnie Generale des Etablissements Michelin	26,277	2,573,562
Cooper Tire & Rubber Co.	23,193	458,989
Dana Holding Corp.(1)	28,066	513,608
Denso Corp.	60,300	2,242,705
Goodyear Tire & Rubber Co. (The)(1)	31,887	534,745
Johnson Controls, Inc.	63,322	2,637,994
Lear Corp.	10,000	534,800
Toyota Boshoku Corp.	11,900	197,719
Toyota Industries Corp.	8,600	283,932

		$10,372,748

Automobiles — 1.4%

Daimler AG	132,059	$9,958,766
Ford Motor Co.(1)	75,528	1,041,531
Honda Motor Co., Ltd.	103,900	4,002,947
Isuzu Motors, Ltd.	116,000	549,136
Mazda Motor Corp.(1)	115,000	303,048
Suzuki Motor Corp.	52,800	1,190,193
Toyota Motor Corp.	50,407	2,075,719
Yamaha Motor Co., Ltd.(1)	18,800	345,312

		$19,466,652

Beverages — 1.4%

Carlsberg A/S, Class B	8,450	$920,060
Coca-Cola Co. (The)	82,128	5,526,393
Coca-Cola West Co., Ltd.	26,200	502,022
Constellation Brands, Inc., Class A(1)	33,994	707,755
Heineken Holding NV	24,773	1,268,214
Heineken NV	30,199	1,817,584
Kirin Holdings Co., Ltd.	90,000	1,254,682
PepsiCo, Inc.	77,079	5,428,674
Pernod-Ricard SA	15,528	1,531,465
Sapporo Holdings, Ltd.	128,000	526,171

		$19,483,020

Biotechnology — 2.2%

Amgen, Inc.(1)	146,962	$8,575,233
Biogen Idec, Inc.(1)	65,997	7,056,399
BioMarin Pharmaceutical, Inc.(1)	19,589	533,017
Celgene Corp.(1)	108,131	6,522,462
Gilead Sciences, Inc.(1)	169,876	7,034,565
Regeneron Pharmaceuticals, Inc.(1)	23,758	1,347,316

		$31,068,992

Building Products — 0.3%

Armstrong World Industries, Inc.	18,531	$844,272
Asahi Glass Co., Ltd.	76,776	898,454
Daikin Industries, Ltd.	63,300	2,243,754
Masco Corp.	59,062	710,516

		$4,696,996

Capital Markets — 1.7%

Affiliated Managers Group, Inc.(1)	5,077	$515,062
Artio Global Investors, Inc.	28,136	317,937
Bank of New York Mellon Corp. (The)	54,215	1,388,988
Charles Schwab Corp. (The)	66,662	1,096,590
Deutsche Bank AG	134,582	7,943,097
Duff & Phelps Corp., Class A	30,762	394,676
Franklin Resources, Inc.	19,250	2,527,332
GAM Holding, Ltd.(1)	58,376	960,483
Goldman Sachs Group, Inc. (The)	20,456	2,722,489
ICAP PLC	178,286	1,352,182
Julius Baer Group, Ltd.(1)	76,144	3,145,358
Man Group PLC	355,866	1,353,629
Matsui Securities Co., Ltd.	66,800	322,270
Mizuho Securities Co., Ltd.(1)	105,000	253,059

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)

SBI Holdings, Inc.	1,116	$103,710
State Street Corp.	11,567	521,556

		$24,918,418

Chemicals — 2.2%

Air Products and Chemicals, Inc.	37,115	$3,547,452
Akzo Nobel NV	18,556	1,172,382
BASF SE	66,034	6,472,738
Daicel Chemical Industries, Ltd.	51,000	336,922
Dow Chemical Co. (The)	75,839	2,730,204
Eastman Chemical Co.	11,375	1,161,046
Hitachi Chemical Co., Ltd.	16,800	333,299
Johnson Matthey PLC	85,911	2,712,982
Kaneka Corp.	57,000	374,523
Linde AG	19,853	3,483,136
Mitsubishi Gas Chemical Co., Inc.	55,000	402,960
Monsanto Co.	29,335	2,127,961
Nitto Denko Corp.	5,900	299,786
PPG Industries, Inc.	4,498	408,373
Shin-Etsu Chemical Co., Ltd.	58,200	3,119,621
Showa Denko KK	236,000	488,854
Sumitomo Chemical Co., Ltd.	160,000	798,895
Toray Industries, Inc.	56,000	413,514
Tosoh Corp.	173,000	694,710

		$31,079,358

Commercial Banks — 5.9%

Banco Popolare SC	182,477	$420,247
Banco Santander SA	1,132,101	13,041,960
Barclays PLC	1,085,798	4,454,324
BNP Paribas	130,141	10,035,036
Criteria Caixacorp SA	267,829	1,864,993
Fifth Third Bancorp	152,511	1,944,515
Gunma Bank, Ltd. (The)	106,000	560,252
Hachijuni Bank, Ltd. (The)	89,000	500,083
Hiroshima Bank, Ltd. (The)	87,000	379,671
HSBC Holdings PLC	1,235,349	12,248,157
IBERIABANK Corp.	13,247	763,557
Intesa Sanpaolo SpA	1,486,339	3,957,786
Lloyds Banking Group PLC(1)	3,975,334	3,123,952
Mizuho Financial Group, Inc.	401,941	660,641
Natixis	165,993	832,854
PNC Financial Services Group, Inc.	37,644	2,243,959
PrivateBancorp, Inc.	30,683	423,425
Regions Financial Corp.	114,022	706,936
Shinsei Bank, Ltd.	390,000	390,098
Societe Generale	111,185	6,585,044
Standard Chartered PLC	220,000	5,778,888
Sterling Bancshares, Inc.	108,059	881,761
Sumitomo Mitsui Financial Group, Inc.	13,208	407,265
Texas Capital Bancshares, Inc.(1)	10,000	258,300
UniCredit SpA	2,422,488	5,127,717
Wells Fargo & Co.	245,542	6,889,909

		$84,481,330

Commercial Services & Supplies — 0.7%

Avery Dennison Corp.	23,372	$902,860
RR Donnelley & Sons Co.	48,703	955,066
SECOM Co., Ltd.	60,200	2,886,383
Serco Group PLC	156,826	1,391,131
Waste Management, Inc.	114,399	4,263,651

		$10,399,091

Communications Equipment — 3.2%

Alcatel-Lucent(1)	295,793	$1,706,914
Brocade Communications Systems, Inc.(1)	67,859	438,369
Cisco Systems, Inc.	1,003,285	15,661,279
Nokia Oyj	447,577	2,887,184
QUALCOMM, Inc.	393,928	22,371,171
Research In Motion, Ltd.(1)	92,426	2,666,490

		$45,731,407

Computers & Peripherals — 4.4%

Apple, Inc.(1)	172,593	$57,934,292
Hewlett-Packard Co.	122,878	4,472,759
NEC Corp.(1)	258,000	589,163

		$62,996,214

Construction & Engineering — 0.4%

Bouygues SA	19,011	$835,993
Chiyoda Corp.	69,000	795,362
Ferrovial SA	95,985	1,212,822
Fluor Corp.	9,129	590,281
Hochtief AG	11,977	1,000,811
JGC Corp.	71,000	1,945,195

		$6,380,464

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction Materials — 0.2%

Imerys SA	22,993	$1,617,448
Lafarge SA	22,039	1,404,314
Vulcan Materials Co.	10,264	395,472

		$3,417,234

Consumer Finance — 0.3%

American Express Co.	45,990	$2,377,683
Credit Saison Co., Ltd.	51,200	861,880
SLM Corp.	50,603	850,636

		$4,090,199

Containers & Packaging — 0.1%

Sealed Air Corp.	14,782	$351,664
Toyo Seikan Kaisha, Ltd.	68,100	1,146,583

		$1,498,247

Distributors — 0.3%

Canon Marketing Japan, Inc.	14,600	$165,455
Genuine Parts Co.	56,294	3,062,393
LKQ Corp.(1)	34,742	906,419

		$4,134,267

Diversified Financial Services — 1.3%

Bank of America Corp.	469,938	$5,150,520
Citigroup, Inc.	83,023	3,457,078
CME Group, Inc.	1,702	496,286
Deutsche Boerse AG	36,045	2,736,878
JPMorgan Chase & Co.	154,746	6,335,301
Moody’s Corp.	18,539	710,971
ORIX Corp.	4,130	401,733

		$19,288,767

Diversified Telecommunication Services — 2.8%

AT&T, Inc.	258,166	$8,108,994
Deutsche Telekom AG	325,887	5,085,185
France Telecom SA	222,265	4,726,129
Frontier Communications Corp.	295,887	2,387,808
Telefonica SA	512,662	12,521,117
Verizon Communications, Inc.	161,847	6,025,564
Windstream Corp.	133,199	1,726,259

		$40,581,056

Electric Utilities — 1.6%

Duke Energy Corp.	144,296	$2,717,094
E.ON AG	274,138	7,792,204
EDF SA	41,600	1,630,924
Edison International	51,169	1,982,799
Enel SpA	692,425	4,524,423
Hokkaido Electric Power Co., Inc.	13,500	224,557
Iberdrola SA(1)	494,257	4,397,301
Kyushu Electric Power Co., Inc.	7,400	133,241
Shikoku Electric Power Co., Inc.	8,200	186,214

		$23,588,757

Electrical Equipment — 0.9%

ABB, Ltd.(1)	334,273	$8,685,184
Cooper Industries PLC, Class A	21,762	1,298,539
Fujikura, Ltd.	87,000	398,663
GS Yuasa Corp.	82,000	547,264
Legrand SA	47,726	2,008,905
Mabuchi Motor Co., Ltd.	5,000	252,339

		$13,190,894

Electronic Equipment, Instruments & Components — 0.9%

Alps Electric Co., Ltd.	162,200	$1,648,773
Corning, Inc.	39,985	725,728
Keyence Corp.	1,110	315,163
Kyocera Corp.	53,734	5,471,086
Nippon Electric Glass Co., Ltd.	96,000	1,231,789
Omron Corp.	16,500	458,838
TDK Corp.	64,400	3,552,398

		$13,403,775

Energy Equipment & Services — 1.0%

CGGVeritas(1)	31,600	$1,158,116
Halliburton Co.	123,425	6,294,675
Schlumberger, Ltd.	62,861	5,431,190
Technip SA	9,124	978,015

		$13,861,996

Food & Staples Retailing — 1.9%

Casino Guichard-Perrachon SA	11,211	$1,056,638
CVS Caremark Corp.	172,603	6,486,421
Delhaize Group SA	27,344	2,051,770
Koninklijke Ahold NV	134,328	1,806,076
Kroger Co. (The)	47,687	1,182,638
Metro AG	26,403	1,598,910

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing (continued)

Safeway, Inc.	20,063	$468,872
Seven & i Holdings Co., Ltd.	69,200	1,861,063
Sysco Corp.	78,426	2,445,323
UNY Co., Ltd.	64,000	594,722
Wal-Mart Stores, Inc.	133,551	7,096,900
Walgreen Co.	22,317	947,580

		$27,596,913

Food Products — 2.8%

Campbell Soup Co.	17,968	$620,794
ConAgra Foods, Inc.	77,043	1,988,480
Green Mountain Coffee Roasters, Inc.(1)	12,869	1,148,687
H.J. Heinz Co.	47,559	2,533,944
Kraft Foods, Inc., Class A	88,500	3,117,855
Nestle SA	345,106	21,475,426
Nissin Foods Holdings Co., Ltd.	11,700	426,211
Parmalat SpA(1)	161,950	609,205
Toyo Suisan Kaisha, Ltd.	15,000	354,864
Unilever NV	203,126	6,666,722
Yakult Honsha Co., Ltd.	19,700	569,864

		$39,512,052

Gas Utilities — 0.1%

Gas Natural SDG SA	45,614	$955,394
Snam Rete Gas SpA	175,073	1,036,258

		$1,991,652

Health Care Equipment & Supplies — 0.9%

Boston Scientific Corp.(1)	216,231	$1,494,156
Covidien PLC	51,806	2,757,634
Edwards Lifesciences Corp.(1)	5,485	478,182
Hologic, Inc.(1)	76,941	1,551,900
Immucor, Inc.(1)	15,993	326,577
Medtronic, Inc.	47,166	1,817,306
Olympus Corp.	60,000	2,024,523
Terumo Corp.	54,000	2,923,265

		$13,373,543

Health Care Providers & Services — 1.0%

AmerisourceBergen Corp.	43,561	$1,803,425
DaVita, Inc.(1)	17,678	1,531,092
Laboratory Corp. of America Holdings(1)	16,119	1,560,158
Lincare Holdings, Inc.	57,193	1,674,039
McKesson Corp.	22,301	1,865,479
Medco Health Solutions, Inc.(1)	28,789	1,627,154
UnitedHealth Group, Inc.	64,272	3,315,150
VCA Antech, Inc.(1)	69,119	1,465,323

		$14,841,820

Hotels, Restaurants & Leisure — 1.6%

Accor SA	26,214	$1,172,749
Bally Technologies, Inc.(1)	11,183	454,924
Carnival Corp.	69,217	2,604,636
International Game Technology	42,344	744,407
Marriott International, Inc., Class A	38,496	1,366,223
McDonald’s Corp.	87,419	7,371,170
Wynn Resorts, Ltd.	27,627	3,965,580
Yum! Brands, Inc.	83,058	4,588,124

		$22,267,813

Household Durables — 0.3%

Casio Computer Co., Ltd.	85,000	$599,872
Ryland Group, Inc.	18,520	306,136
Sekisui Chemical Co., Ltd.	61,000	521,188
Sony Corp.	57,600	1,519,791
Whirlpool Corp.	9,068	737,410

		$3,684,397

Household Products — 0.8%

Clorox Co. (The)	20,211	$1,363,030
Colgate-Palmolive Co.	3,997	349,378
Henkel AG & Co. KGaA, PFC Shares	20,000	1,390,763
Kimberly-Clark Corp.	23,485	1,563,161
Procter & Gamble Co.	78,880	5,014,401
Reckitt Benckiser Group PLC	30,271	1,671,930
Uni-Charm Corp.	12,400	541,753

		$11,894,416

Industrial Conglomerates — 2.1%

3M Co.	53,517	$5,076,087
General Electric Co.	372,123	7,018,240
Hankyu Hanshin Holdings, Inc.	38,128	150,928
Siemens AG	126,201	17,342,639

		$29,587,894

Insurance — 3.9%

ACE, Ltd.	25,406	$1,672,223
Aflac, Inc.	17,276	806,444
Allianz SE	66,135	9,222,312

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

American International Group, Inc.(1)	7,978	$233,915
AON Corp.	3,503	179,704
AXA SA	297,994	6,764,507
Berkshire Hathaway, Inc., Class B(1)	31,563	2,442,661
Chubb Corp.	4,667	292,201
Cincinnati Financial Corp.	95,829	2,796,290
CNP Assurances	56,816	1,236,900
Delta Lloyd NV	38,000	902,609
Genworth Financial, Inc., Class A(1)	46,638	479,439
HCC Insurance Holdings, Inc.	54,556	1,718,514
Mapfre SA	129,606	480,867
Marsh & McLennan Cos., Inc.	94,701	2,953,724
MetLife, Inc.	107,541	4,717,824
MS&AD Insurance Group Holdings, Inc.	24,200	566,445
Principal Financial Group, Inc.	36,247	1,102,634
Prudential Financial, Inc.	37,177	2,364,085
Prudential PLC	349,752	4,038,519
Resolution, Ltd.	95,702	451,148
RSA Insurance Group PLC	678,764	1,468,160
SCOR SE	63,370	1,798,701
Sony Financial Holdings, Inc.	27,200	491,765
Standard Life PLC	479,801	1,621,685
Swiss Life Holding, Ltd.(1)	5,941	974,332
Swiss Reinsurance Co., Ltd.(1)	33,066	1,856,730
T&D Holdings, Inc.	27,300	649,799
Tryg A/S	15,498	894,956

		$55,179,093

Internet & Catalog Retail — 1.3%

Amazon.com, Inc.(1)	61,374	$12,550,369
Expedia, Inc.	33,882	982,239
Priceline.com, Inc.(1)	11,209	5,738,224

		$19,270,832

Internet Software & Services — 2.9%

Baidu, Inc. ADR(1)	53,449	$7,489,808
eBay, Inc.(1)	206,059	6,649,524
Google, Inc., Class A(1)	43,140	21,845,233
Monster Worldwide, Inc.(1)	36,048	528,464
Rackspace Hosting, Inc.(1)	20,000	854,800
United Internet AG	44,534	936,235
VeriSign, Inc.	98,783	3,305,279

		$41,609,343

IT Services — 2.1%

Accenture PLC, Class A	9,748	$588,974
CapGemini SA	56,171	3,289,244
Cognizant Technology Solutions Corp., Class A(1)	77,532	5,686,197
Fidelity National Information Services, Inc.	51,873	1,597,170
Infosys, Ltd. ADR	53,234	3,472,454
International Business Machines Corp.	62,600	10,739,030
MasterCard, Inc., Class A	5,904	1,779,111
Nomura Research Institute, Ltd.	6,800	148,949
NTT Data Corp.	581	1,930,881
Obic Co., Ltd.	730	136,443
Otsuka Corp.	2,600	161,874
Western Union Co.	55,901	1,119,697

		$30,650,024

Leisure Equipment & Products — 0.2%

Hasbro, Inc.	21,651	$951,128
Nikon Corp.	63,000	1,489,846
Sankyo Co., Ltd.	4,300	222,170

		$2,663,144

Life Sciences Tools & Services — 0.1%

PerkinElmer, Inc.	27,425	$738,007
Thermo Fisher Scientific, Inc.(1)	17,359	1,117,746

		$1,855,753

Machinery — 2.6%

AGCO Corp.(1)	23,446	$1,157,295
Caterpillar, Inc.	35,948	3,827,024
Dover Corp.	15,298	1,037,204
Eaton Corp.	45,472	2,339,534
Ebara Corp.	104,000	613,426
Fanuc, Ltd.	52,827	8,833,889
Hitachi Construction Machinery Co., Ltd.	66,900	1,499,740
IHI Corp.	213,000	550,382
Japan Steel Works, Ltd.	78,000	534,678
Kawasaki Heavy Industries, Ltd.	107,000	426,317
Komatsu, Ltd.	87,800	2,741,390
Kurita Water Industries, Ltd.	7,400	220,764
Makita Corp.	6,700	312,213
MAN AG	10,039	1,337,193
Meidensha Corp.	259,000	1,116,896
Minebea Co., Ltd.	67,127	358,150
NTN Corp.	132,000	751,957
Pall Corp.	30,660	1,724,012
Parker Hannifin Corp.	29,259	2,625,703

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)

SMC Corp.	1,900	$342,513
Snap-On, Inc.	15,120	944,698
Stanley Black & Decker, Inc.	45,820	3,301,331
Sumitomo Heavy Industries, Ltd.	119,000	830,604
Titan International, Inc.	13,412	325,375

		$37,752,288

Marine — 0.1%

Kawasaki Kisen Kaisha, Ltd.	174,000	$608,331
Mitsui O.S.K. Lines, Ltd.	83,000	446,603

		$1,054,934

Media — 2.6%

British Sky Broadcasting Group PLC	447,757	$6,078,794
Comcast Corp., Class A	367,504	9,312,551
DIRECTV, Class A(1)	89,322	4,539,344
Focus Media Holding, Ltd. ADR(1)	10,518	327,110
Hakuhodo DY Holdings, Inc.	9,590	512,142
JC Decaux SA(1)	44,715	1,434,874
McGraw-Hill Cos., Inc. (The)	27,142	1,137,521
Omnicom Group, Inc.	54,629	2,630,933
Virgin Media, Inc.	100,424	3,005,690
Walt Disney Co. (The)	174,880	6,827,315
Wolters Kluwer NV	45,032	998,386

		$36,804,660

Metals & Mining — 3.1%

AK Steel Holding Corp.	20,960	$330,330
Alcoa, Inc.	118,506	1,879,505
Anglo American PLC	100,152	4,966,932
Aperam	10,013	323,436
ArcelorMittal	192,366	6,689,777
BHP Billiton PLC	189,390	7,441,848
Boliden AB	86,800	1,603,075
Cliffs Natural Resources, Inc.	9,184	849,061
Dowa Holdings Co., Ltd.	105,000	651,669
JFE Holdings, Inc.	8,900	244,765
Kobe Steel, Ltd.	216,000	491,197
Mitsubishi Materials Corp.	80,000	252,059
Newmont Mining Corp.	30,985	1,672,260
Pacific Metals Co., Ltd.	62,000	458,827
Rio Tinto PLC	128,971	9,312,447
Sumitomo Metal Industries, Ltd.	112,000	251,603
Sumitomo Metal Mining Co., Ltd.	101,000	1,659,353
United States Steel Corp.	27,078	1,246,671
Xstrata PLC	195,335	4,302,331

		$44,627,146

Multi-Utilities — 1.6%

Centrica PLC	498,444	$2,588,157
CMS Energy Corp.	137,634	2,710,014
Consolidated Edison, Inc.	38,721	2,061,506
Dominion Resources, Inc.	42,535	2,053,164
GDF Suez	222,427	8,129,168
NiSource, Inc.	42,420	859,005
Public Service Enterprise Group, Inc.	116,940	3,816,922
RWE AG, PFC Shares	10,079	514,412

		$22,732,348

Multiline Retail — 0.8%

H2O Retailing Corp.	29,000	$225,451
Isetan Mitsukoshi Holdings, Ltd.	71,332	698,823
Kohl’s Corp.	44,325	2,216,693
Macy’s, Inc.	20,000	584,800
Marks & Spencer Group PLC	432,844	2,509,178
Nordstrom, Inc.	19,173	899,981
PPR SA	7,380	1,314,415
Target Corp.	70,056	3,286,327

		$11,735,668

Office Electronics — 0.5%

Brother Industries, Ltd.	22,000	$325,419
Canon, Inc.	78,200	3,719,684
Konica Minolta Holdings, Inc.	70,500	588,850
Ricoh Co., Ltd.	59,000	654,509
Xerox Corp.	208,743	2,173,015

		$7,461,477

Oil, Gas & Consumable Fuels — 7.4%

Anadarko Petroleum Corp.	35,234	$2,704,562
BP PLC	1,583,192	11,657,030
Chesapeake Energy Corp.	11,230	333,419
Chevron Corp.	95,020	9,771,857
ConocoPhillips	102,909	7,737,728
Devon Energy Corp.	8,417	663,344
El Paso Corp.	56,715	1,145,643
ENI SpA	227,582	5,393,451
Exxon Mobil Corp.	233,306	18,986,442
Hess Corp.	20,723	1,549,251

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Idemitsu Kosan Co., Ltd.	3,100	$330,842
Japan Petroleum Exploration Co.	3,900	183,094
Petrohawk Energy Corp.(1)	38,373	946,662
Royal Dutch Shell PLC, Class A	338,811	12,056,106
Royal Dutch Shell PLC, Class B	292,028	10,421,292
Southwestern Energy Co.(1)	24,167	1,036,281
Spectra Energy Corp.	35,562	974,754
Suncor Energy, Inc.	23,244	908,840
Total SA	268,726	15,535,980
Williams Cos., Inc.	118,494	3,584,443

		$105,921,021

Paper & Forest Products — 0.1%

International Paper Co.	12,829	$382,561
OJI Paper Co., Ltd.	76,000	364,501

		$747,062

Personal Products — 0.1%

Kao Corp.	69,654	$1,831,495
USANA Health Sciences, Inc.(1)	7,218	225,779

		$2,057,274

Pharmaceuticals — 7.2%

Abbott Laboratories	115,361	$6,070,296
Allergan, Inc.	27,084	2,254,743
Astellas Pharma, Inc.	58,400	2,265,983
AstraZeneca PLC	135,442	6,769,566
Bayer AG	25,635	2,058,915
Chugai Pharmaceutical Co., Ltd.	52,900	867,436
Daiichi Sankyo Co., Ltd.	62,300	1,217,408
Eisai Co., Ltd.	59,846	2,334,936
Eli Lilly & Co.	31,198	1,170,861
GlaxoSmithKline PLC	541,207	11,600,371
Hisamitsu Pharmaceutical Co., Inc.	4,800	204,483
Johnson & Johnson	119,421	7,943,885
Medicines Co.(1)	28,661	473,193
Merck & Co., Inc.	177,326	6,257,835
Mitsubishi Tanabe Pharma Corp.	10,000	167,366
Novartis AG	240,605	14,745,986
Ono Pharmaceutical Co., Ltd.	5,000	267,492
Pfizer, Inc.	496,812	10,234,327
Roche Holding AG	75,396	12,622,851
Sanofi SA	90,640	7,291,135
Shionogi & Co., Ltd.	56,000	917,030
Takeda Pharmaceutical Co., Ltd.	39,731	1,836,244
Watson Pharmaceuticals, Inc.(1)	48,108	3,306,463

		$102,878,805

Professional Services — 0.3%

Equifax, Inc.	15,217	$528,334
Manpower, Inc.	24,829	1,332,076
Randstad Holding NV	13,594	628,557
Robert Half International, Inc.	59,863	1,618,097

		$4,107,064

Real Estate Investment Trusts (REITs) — 0.7%

AvalonBay Communities, Inc.	19,158	$2,459,887
British Land Co. PLC	195,831	1,914,652
Capital Shopping Centres Group PLC	189,600	1,216,412
Japan Real Estate Investment Corp.	37	364,038
Japan Retail Fund Investment Corp.	200	308,207
Nippon Building Fund, Inc.	40	390,883
Simon Property Group, Inc.	32,545	3,782,705

		$10,436,784

Real Estate Management & Development — 0.2%

Capital & Counties Properties PLC	189,600	$599,368
Daito Trust Construction Co., Ltd.	6,300	534,869
Heiwa Real Estate Co., Ltd.	324,000	702,781
Nomura Real Estate Holdings, Inc.	27,400	456,844
NTT Urban Development Corp.	443	380,011

		$2,673,873

Road & Rail — 0.6%

Central Japan Railway Co.	55	$432,371
CSX Corp.	115,014	3,015,667
East Japan Railway Co.	12,600	721,612
Kansas City Southern(1)	19,740	1,171,174
Keio Corp.	139,000	766,667
Kintetsu Corp.	105,000	337,200
Ryder System, Inc.	14,154	804,655
Tobu Railway Co., Ltd.	135,000	568,256

		$7,817,602

Semiconductors & Semiconductor Equipment — 3.2%

Advanced Micro Devices, Inc.(1)	43,780	$306,022
Advantest Corp.	111,000	2,043,444
Applied Materials, Inc.	313,048	4,072,754

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Broadcom Corp., Class A(1)	124,725	$4,195,749
Cirrus Logic, Inc.(1)	62,702	996,962
Cree, Inc.(1)	28,924	971,557
Cypress Semiconductor Corp.(1)	217,447	4,596,829
Elpida Memory, Inc.(1)	41,000	482,928
Intel Corp.	897,323	19,884,678
MEMC Electronic Materials, Inc.(1)	57,209	487,993
Micron Technology, Inc.(1)	100,000	748,000
NXP Semiconductors NV(1)	18,406	491,992
ON Semiconductor Corp.(1)	53,708	562,323
Shinko Electric Industries Co., Ltd.	17,200	162,153
Sumco Corp.(1)	14,600	247,184
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,231	1,150,423
Tessera Technologies, Inc.(1)	48,321	828,222
Texas Instruments, Inc.	27,000	886,410
Tokyo Electron, Ltd.	53,500	2,925,532

		$46,041,155

Software — 5.5%

Citrix Systems, Inc.(1)	46,346	$3,707,680
Compuware Corp.(1)	52,384	511,268
Concur Technologies, Inc.(1)	56,008	2,804,321
Konami Corp.	62,100	1,470,899
Microsoft Corp.	1,460,131	37,963,406
Oracle Corp.	820,908	27,016,082
Symantec Corp.(1)	199,867	3,941,377
TiVo, Inc.(1)	17,135	176,319
Trend Micro, Inc.	57,397	1,783,169

		$79,374,521

Specialty Retail — 1.6%

Abercrombie & Fitch Co., Class A	10,682	$714,839
American Eagle Outfitters, Inc.	42,783	545,483
Best Buy Co., Inc.	47,984	1,507,178
Fast Retailing Co., Ltd.	53,900	8,717,154
Gap, Inc. (The)	73,351	1,327,653
Home Depot, Inc.	62,734	2,272,226
Limited Brands, Inc.	33,514	1,288,613
Office Depot, Inc.(1)	190,264	802,914
Shimamura Co., Ltd.	2,400	228,788
Staples, Inc.	222,003	3,507,647
Tiffany & Co.	26,337	2,067,981
USS Co., Ltd.	2,720	211,000
Yamada Denki Co., Ltd.	4,360	355,251

		$23,546,727

Textiles, Apparel & Luxury Goods — 0.8%

Adidas AG	18,804	$1,490,812
Asics Corp.	20,000	298,526
Christian Dior SA	10,660	1,675,156
Coach, Inc.	16,626	1,062,900
Hanesbrands, Inc.(1)	30,207	862,410
NIKE, Inc., Class B	30,110	2,709,298
Nisshinbo Holdings, Inc.	82,000	781,321
Onward Holdings Co., Ltd.	30,000	253,000
Swatch Group AG, Class B	3,924	1,980,472

		$11,113,895

Thrifts & Mortgage Finance — 0.1%

BankUnited, Inc.	27,114	$719,606

		$719,606

Tobacco — 2.0%

Altria Group, Inc.	43,018	$1,136,105
British American Tobacco PLC	275,025	12,060,284
Imperial Tobacco Group PLC	177,291	5,902,457
Japan Tobacco, Inc.	409	1,578,769
Philip Morris International, Inc.	113,533	7,580,599

		$28,258,214

Trading Companies & Distributors — 0.4%

Marubeni Corp.	147,000	$976,934
Mitsubishi Corp.	81,800	2,043,188
Sumitomo Corp.	96,700	1,315,532
Wolseley PLC	51,754	1,689,328

		$6,024,982

Transportation Infrastructure — 0.1%

ADP	13,565	$1,275,564
Kamigumi Co., Ltd.	46,000	429,907

		$1,705,471

Wireless Telecommunication Services — 2.0%

American Tower Corp., Class A(1)	19,546	$1,022,842
KDDI Corp.	537	3,863,681
MetroPCS Communications, Inc.(1)	31,693	545,436
Rogers Communications, Inc., Class B	46,378	1,832,859

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services (continued)

Softbank Corp.	175,398	$6,642,721
Vodafone Group PLC	5,349,088	14,183,859

		$28,091,398

Total Common Stocks
(identified cost $1,214,436,548)		$1,456,353,369

Rights — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)

Criteria Caixacorp SA, Exp. 7/15/11(1)	267,829	$20,196

Total Rights
(identified cost $19,711)		$20,196

Total Investments — 101.5%
(identified cost $1,214,456,259)		$1,456,373,565

Call Options Written — (2.4)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

Dow Jones Euro Stoxx 50 Index	36,450	EUR	2,800	7/15/11	$(3,863,917)
Dow Jones Euro Stoxx 50 Index	25,200	EUR	2,825	7/15/11	(2,026,352)
FTSE 100 Index	8,150	GBP	5,800	7/15/11	(2,168,068)
FTSE 100 Index	3,800	GBP	5,850	7/15/11	(771,500)
FTSE 100 Index	5,100	GBP	5,900	7/15/11	(736,672)
NASDAQ 100 Index	775		$2,240	7/16/11	(7,052,500)
NASDAQ 100 Index	555		$2,260	7/16/11	(4,068,150)
Nikkei 225 Index	1,200,000	JPY	9,500	7/8/11	(5,142,538)
S&P 500 Index	630		$1,295	7/16/11	(1,946,700)
S&P 500 Index	1,445		$1,300	7/16/11	(3,706,425)
S&P 500 Index	1,385		$1,310	7/16/11	(2,742,300)
SMI Index	4,500	CHF	6,300	7/15/11	(105,174)
SMI Index	3,750	CHF	6,350	7/15/11	(45,049)

Total Call Options Written
(premiums received $16,409,378)					$(34,375,345)

Other Assets, Less Liabilities — 0.9%					$12,430,252

Net Assets — 100.0%					$1,434,428,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PFC Shares	- Preference Shares
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling
JPY	- Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	54.1%	$776,480,184
United Kingdom	12.0	171,758,947
Japan	10.8	155,434,250
France	6.3	89,599,750
Germany	5.7	81,950,213
Switzerland	4.8	68,119,045
Spain	2.5	36,467,911
Italy	1.5	21,069,087
Netherlands	1.2	17,630,789
China	0.5	7,816,918
Luxembourg	0.5	7,013,213
Canada	0.4	5,408,189
Ireland	0.3	4,645,147
Other Countries, less than 0.3% each	0.9	12,979,922

Total Investments	101.5%	$1,456,373,565

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $1,214,456,259)	$1,456,373,565
Cash	1,282,810
Restricted cash*	8,020,000
Foreign currency, at value (identified cost, $419,049)	421,082
Dividends receivable	2,077,504
Receivable for investments sold	40,845
Tax reclaims receivable	2,032,937

Total assets	$1,470,248,743

Liabilities

Written options outstanding, at value (premiums received, $16,409,378)	$34,375,345
Payable for investments purchased	19,808
Payable to affiliates:
Investment adviser fee	1,179,490
Trustees’ fees	11,793
Accrued expenses	233,835

Total liabilities	$35,820,271

Net Assets	$1,434,428,472

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 107,229,535 shares issued and outstanding	$1,072,295
Additional paid-in capital	1,225,104,874
Accumulated net realized gain	36,067,913
Accumulated distributions in excess of net investment income	(52,063,125)
Net unrealized appreciation	224,246,515

Net Assets	$1,434,428,472

Net Asset Value

($1,434,428,472 ÷ 107,229,535 common shares issued and outstanding)	$13.38

*	Represents restricted cash on deposit at the custodian as collateral for written options.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $1,753,965)	$21,958,231

Total investment income	$21,958,231

Expenses

Investment adviser fee	$7,231,423
Trustees’ fees and expenses	24,186
Custodian fee	230,278
Transfer and dividend disbursing agent fees	9,701
Legal and accounting services	34,724
Printing and postage	176,205
Miscellaneous	72,645

Total expenses	$7,779,162

Deduct —
Reduction of custodian fee	$5,424

Total expense reductions	$5,424

Net expenses	$7,773,738

Net investment income	$14,184,493

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$20,108,653
Written options	18,314,169
Foreign currency transactions	(9,006)

Net realized gain	$38,413,816

Change in unrealized appreciation (depreciation) —
Investments	$42,712,496
Written options	(24,026,654)
Foreign currency	156,163

Net change in unrealized appreciation (depreciation)	$18,842,005

Net realized and unrealized gain	$57,255,821

Net increase in net assets from operations	$71,440,314

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$14,184,493	$17,122,279
Net realized gain (loss) from investment transactions, written options, and foreign currency transactions	38,413,816	(2,028,394)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	18,842,005	86,501,593

Net increase in net assets from operations	$71,440,314	$101,595,478

Distributions to shareholders —
From net investment income	$(64,852,423)*	$(17,676,961)
From net realized gain	—	(2,063,115)
Tax return of capital	—	(137,807,191)

Total distributions	$(64,852,423)	$(157,547,267)

Capital share transactions —
Reinvestment of distributions	$—	$5,549,924

Net increase in net assets from capital share transactions	$—	$5,549,924

Net increase (decrease) in net assets	$6,587,891	$(50,401,865)

Net Assets

At beginning of period	$1,427,840,581	$1,478,242,446

At end of period	$1,434,428,472	$1,427,840,581

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(52,063,125)	$(1,395,195)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$13.320		$13.840	$12.450	$19.670	$19.560	$18.610

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.160	$0.199	$0.287	$0.213	$0.242
Net realized and unrealized gain (loss)	0.533		0.792	2.991	(5.707)	1.697	2.510

Total income (loss) from operations	$0.665		$0.952	$3.190	$(5.420)	$1.910	$2.752

Less Distributions

From net investment income	$(0.605	)*	$(0.167)	$(0.204)	$(0.285)	$(0.039)	$(0.241)
From net realized gain	—		(0.019)	—	—	(0.098)	(0.126)
Tax return of capital	—		(1.286)	(1.596)	(1.515)	(1.663)	(1.433)

Total distributions	$(0.605)		$(1.472)	$(1.800)	$(1.800)	$(1.800)	$(1.800)

Offering costs charged to paid-in capital(1)	$—		$—	$—	$—	$—	$(0.002)

Net asset value — End of period	$13.380		$13.320	$13.840	$12.450	$19.670	$19.560

Market value — End of period	$12.130		$12.250	$13.890	$10.120	$17.360	$20.320

Total Investment Return on Net Asset Value(2)	5.48	%(3)	8.24%	28.83%	(27.36)%	10.55%	15.47%

Total Investment Return on Market Value(2)	3.98	%(3)	(0.81)%	59.07%	(33.09)%	(6.08)%	29.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,434,428		$1,427,841	$1,478,242	$1,323,987	$2,091,164	$2,075,159
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.08	%(5)	1.09%	1.09%	1.08%	1.08%	1.07%
Net investment income	1.96	%(5)	1.23%	1.57%	1.76%	1.07%	1.26%
Portfolio Turnover	4	%(3)	12%	31%	33%	13%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund had a net capital loss of $98,821 attributable to foreign currency transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2011.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2011, the amount of distributions estimated to be a tax return of capital was approximately $14,350,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2011, the Fund’s investment adviser fee amounted to $7,231,423. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $66,052,428 and 108,693,302, respectively, for the six months ended June 30, 2011.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended June 30, 2011. Common shares issued pursuant to the Fund’s dividend reinvestment plan for the year ended December 31, 2010 were 424,054.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,216,336,796

Gross unrealized appreciation	$312,008,139
Gross unrealized depreciation	(71,971,370)

Net unrealized appreciation	$240,036,769

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended June 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,350,910	$22,312,888
Options written	7,834,355	99,533,283
Options terminated in closing purchase transactions	(5,365,920)	(90,139,129)
Options expired	(2,527,605)	(15,297,664)

Outstanding, end of period	1,291,740	$16,409,378

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2011 the fair value of derivatives with credit-related contingent features in a net liability position was $14,859,270. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $8,020,000 at June 30, 2011.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2011 was as follows:

	Fair Value

	Asset Derivative	Liability Derivative(1)

Written options	$—	$(34,375,345)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
	in Income(1)	Derivatives Recognized in Income(2)

Written options	$18,314,169	$(24,026,654)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$109,491,403	$55,569,400	$—	$165,060,803
Consumer Staples	57,541,974	71,259,915	—	128,801,889
Energy	62,069,091	57,713,926	—	119,783,017
Financials	73,554,053	128,234,017	—	201,788,070
Health Care	93,903,923	70,114,990	—	164,018,913
Industrials	67,713,931	83,564,572	—	151,278,503
Information Technology	292,118,895	35,149,021	—	327,267,916
Materials	17,082,560	64,286,487	—	81,369,047
Telecommunication Services	21,649,762	47,022,692	—	68,672,454
Utilities	16,714,916	31,597,841	—	48,312,757

Total Common Stocks	$811,840,508	$644,512,861 *	$—	$1,456,353,369

Rights	$20,196	$—	$—	$20,196

Total Investments	$811,860,704	$644,512,861	$—	$1,456,373,565

Liability Description

Call Options Written	$(19,516,075)	$(14,859,270)	$—	$(34,375,345)

Total	$(19,516,075)	$(14,859,270)	$—	$(34,375,345)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 22, 2011. The following action was taken by the shareholders:

Item 1: The election of Helen Frame Peters, Lynn A. Stout and Ralph F. Verni as Class III Trustees of the Fund for a three-year term expiring in 2014.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Helen Frame Peters	95,965,079	2,648,944
Lynn A. Stout	96,043,213	2,570,810
Ralph F. Verni	96,016,892	2,597,131

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S&P 500 Index and the NASDAQ 100. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2011, Fund records indicate that there are 147 registered shareholders and approximately 66,385 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2552-8/11	CE-TMGBWOFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III Walter A. Row, III President

Date:	August 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	August 9, 2011

By:	/s/ Walter A. Row, III

Walter A. Row, III President

Date:	August 9, 2011